SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES (Details)	Sep. 30, 2023
Office Equipment And Furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	4 years
Office Equipment And Furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	5 years
Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	50 years